Note 27 - Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about selected financial information [text block]
Summary information regarding OPay:
	Year ended December 31,
[US$ thousands]	2017 (1)	2018	2019
The Group’s interest	19.9%	19.9%	13.1% (2)
Revenue	-	848	16,687
Other income	-	9,500	339

Cost of revenue	-	(255)	(41,117)
Personnel expenses including share-based remuneration	(2,331)	(5,738)	(15,490)
Marketing and distribution expenses	-	(162)	(6,623)
Depreciation and amortization	-	(260)	(5,858)
Other expenses	(500)	(4,293)	(19,616)
Operating profit (loss)	(2,831)	(359)	(71,678)
Finance income	-	1	736
Finance expense	-	(25)	(417)
Income tax (expense) benefit	-	-	(114)
Net income (loss)	(2,831)	(384)	(71,474)
Other comprehensive income that may be reclassified to net income	-	-	-
Total comprehensive income	(2,831)	(384)	(71,474)
Group's share of net income (loss)	(563)	(76)	(2,938)
Gain on partial disposal (3)	-	-	1,174
Total share of net income (loss)	(563)	(76)	(1,764)

Current assets	5,600	4,302	99,238
Non-current assets	55	4,918	24,656
Current liabilities	8,431	12,043	28,870
Non-current liabilities (4)	-	453	170,015
Equity	(2,776)	(3,276)	(74,992)
	Year ended December 31, 2017	Period from August 1 to December 31, 2017
[US$ thousands]	nHorizon	Powerbets
The Group’s interest	29.09%	50.10%
Revenue	42,298	7,562
Operating profit (loss)	(2,219)	(505)
Net income (loss)	(2,710)	(529)
Group’s share of net income (loss), before adjustment	(788)	(265)
Adjustments related to amortization of intangible assets	-	(54)
Group's share of net income (loss)	(788)	(318)

Assets	19,302	2,672
Short-term liabilities	15,720	5,649
Equity	3,583	(2,977)
	Year ended December 31, 2018
[US$ thousands]	nHorizon	Powerbets	StarMaker
The Group’s interest	29.09%	50.10%	19.35% (1)
Revenue	48,992	4,498	12,332
Operating profit (loss)	(1,568)	(4,528)	(9,639)
Net income (loss)	(2,056)	(4,735)	(8,602)
Other comprehensive income that may be reclassified to net income	-	188	-
Total comprehensive income	(2,056)	(4,547)	(8,602)
Group's share of net income (loss)	(598)	(2,372)	N/A

Current assets	9,761	2,751	21,366
Non-current assets	1,065	2,851	11,245
Current liabilities	3,818	7,818	30,163
Non-current liabilities	5,469	5,114	-
Equity	1,539	(7,331)	2,448
	Year ended December 31, 2019
[US$ thousands]	nHorizon	Powerbets	StarMaker
The Group’s interest	29.09%	50.10%	19.35% (1)
Revenue	43,335	4,990	29,035
Operating profit (loss)	1,821	(3,016)	(8,485)
Net income (loss)	1,780	(5,134)	(8,485)
Other comprehensive income that may be reclassified to net income	-	-	-
Total comprehensive income	1,780	(5,134)	(8,485)
Group's share of net income (loss)	518	(2,572)	N/A

Current assets	8,225	4,447	13,869
Non-current assets	695	1,560	11,377
Current liabilities	5,875	13,074	29,870
Non-current liabilities	-	5,754	-
Equity	3,045	(12,822)	(4,624)

Disclosure of carrying amounts of investments in associates and joint ventures [text block]
	Year ended December 31, 2018
[US$ thousands]	nHorizon	Powerbets	OPay	StarMaker
Carrying amount as of January 1, 2018	1,110	-	4,406	-
Investment during the year	-	2,567	-	30,000
FX adjustment	(69)	-	-	-
Share of net income (loss)	(598)	(2,372)	(76)	-
Share of other comprehensive income	-	94	-	-
Carrying amount as of December 31, 2018	443	289	4,330	30,000

Groups share in %	29.09%	50.10%	19.90%	19.35%
Groups share in equity	448	(3,673)	(652)	N/A
Unrecognized intangible assets	-	1,492	-	N/A
Equity method adjustments	(5)	2,469	4,982	N/A
Carrying amount as of December 31, 2018	443	289	4,330	30,000
	Year ended December 31, 2019
[US$ thousands]	nHorizon	Powerbets	OPay	StarMaker
Carrying amount as of January 1, 2019	443	289	4,330	30,000
Investment during the year	-	366	7,131	-
Change in fair value of preferred shares (1)	-	-	33,900	4,000
FX adjustment	3	-		-
Other adjustments	-	157	673	-
Share of net income (loss)	518	(2,572)	(2,938)	N/A
Share of other comprehensive income	-	-	-	N/A
Carrying amount as of December 31, 2019	963	(1,760)	43,096	34,000

Groups share in %	29.09%	50.10%	13.1%	19.35%
Groups share in equity	886	(6,424)	(2,145)	N/A
Unrecognized intangible assets	-	566	-	N/A
Equity method adjustments	77	4,097	(759)	N/A
Fair value of preferred shares (1)	-	-	46,000	34,000
Carrying amount as of December 31, 2019	963	(1,760)	43,096	34,000